Loans Receivable - Additional information (Details) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Dec. 18, 2023 USD ($)	Dec. 18, 2023 CAD ($) $ / shares	May 04, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2015 USD ($)
Loans Receivable
Amount advances				$ 18.7
Noront Term Loan | Loans receivable
Loans Receivable
Amount advances		$ 25.0			$ 25.0
Amount repaid			$ 42.7
Skeena Convertible Debenture | Loans receivable
Loans Receivable
Amount advances	$ 18.7
Interest rate (in percent)	7.00%	7.00%
Conversion price | $ / shares		$ 7.70